Summary of Significant Accounting Policies - Summary of Useful lives for property and equipment (Details) - BETTER THERAPEUTICS OPCO [Member]	12 Months Ended
Dec. 31, 2020
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	5 years